Borrowings - Short-term and long-term borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 670,182	¥ 472,328
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	720,958	811,118
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 113,315	¥ 119,682